                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 333-66106


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                          VARIABLE ANNUITY ACCOUNT FIVE
--------------------------------------------------------------------------------
                                SUPPLEMENT TO THE
                 SEASONS SELECT II VARIABLE ANNUITY (J-3547-PRO)
                         PROSPECTUS DATED APRIL 29, 2005

               SEASONS TRIPLE ELITE VARIABLE ANNUITY (J-3549-PRO)
                         PROSPECTUS DATED APRIL 29, 2005
--------------------------------------------------------------------------------

THE THIRD SENTENCE UNDER THE SUBHEADING "HOW AND WHEN CAN I ELECT THE FEATURE?" IN THE SEASONS INCOME REWARDS SECTION OF THE PROSPECTUS WITH RESPECT TO THE MAXIMUM ELECTION AGE OF THE FEATURE IS HEREBY DELETED.

THE FOLLOWING TABLE REPLACES THE TABLE AND ITS ACCOMPANYING FOOTNOTES UNDER THE SUBHEADING "HOW IS THE BENEFIT CALCULATED?" IN THE SEASONS INCOME REWARDS SECTION OF THE PROSPECTUS:

The table below is a summary of the three Step-Up Options we are currently offering.

                                                                              MINIMUM
                                                                            WITHDRAWAL
                                                                            PERIOD* (IF
                                                         MAXIMUM ANNUAL   MAXIMUM ANNUAL
              MAXIMUM       BENEFIT                        WITHDRAWAL       WITHDRAWAL
             ELECTION     AVAILABILITY                       AMOUNT+       AMOUNT TAKEN
  OPTION        AGE           DATE       STEP-UP AMOUNT    PERCENTAGE        EACH YEAR)
  ------    -----------  -------------   --------------  --------------   --------------
    1        Age 80 or   3 years         10%* of         10% of           11 years
            younger on   following       Withdrawal      Withdrawal
                the      contract        Benefit Base    Benefit Base
             contract    issue date
            issue date

    2        Age 80 or   5 years         20%* of         10% of           12 years
            younger on   following       Withdrawal      Withdrawal
                the      contract        Benefit Base    Benefit Base
             contract    issue date
            issue date

    3        Age 70 or   10 years        50%** of        10% of           15 years
            younger on   following       Withdrawal      Withdrawal
                the      contract        Benefit Base    Benefit Base
             contract    issue date
            issue date

* You will not receive a Step-Up Amount if you elect Options 1 or 2 and take a withdrawal prior to the Benefit Availability Date. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount.

+ For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount for this contract will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period. Please see the Important Information section below.

Date:  June 13, 2005


                Please keep this Supplement with your Prospectus

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